Note 19 - Segment Information - Geographical Information (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Current assets		$ 20,259,394	$ 6,888,264	$ 7,950,712
Property and equipment		3,143,060	9,299,513	8,278,170
Patents and licenses		452,384	466,714	456,250
Right-of-use assets		222,517
Total Assets		24,077,355	25,137,903	25,205,772
Selling, marketing and administration		6,697,387	6,173,875	5,887,709
Research and development		2,083,815	2,262,476	2,039,421
Impairment of long lived assets		1,764,459
Interest expense		819,911
Amortization of debt issuance costs		372,340
Other income including interest income		(10,540)	(14,234)	(18,279)
Income taxes	[1]	(292,740)	(297,940)	(297,940)
Net loss from continuing operations, net of taxes		(11,434,632)	(8,422,117)	(7,908,851)
Income from discontinued operations, net of taxes		5,481,757	(7,900,662)	(4,888,946)
Net income (loss)		(5,952,875)	(16,322,779)	(12,797,797)
Goodwill and intangible assets			8,483,412	8,520,640
SINGAPORE
Statement Line Items [Line Items]
Current assets		86,849	4,283,008	3,190,298
Property and equipment		3,055,906	9,136,694	8,018,900
Patents and licenses			18,464	18,816
Right-of-use assets		222,517
Total Assets		3,365,272	20,157,119	17,984,195
Selling, marketing and administration		217,416
Research and development		218,900
Impairment of long lived assets
Interest expense		4,705
Amortization of debt issuance costs
Other income including interest income
Income taxes
Net loss from continuing operations, net of taxes		(441,021)
Income from discontinued operations, net of taxes		5,481,757	(7,900,662)	(4,888,946)
Net income (loss)		5,040,736	(7,900,662)	(4,888,946)
Goodwill and intangible assets			6,718,953	6,756,181
UNITED STATES
Statement Line Items [Line Items]
Current assets		22,523	302,405	4,621,318
Property and equipment		87,154	162,819	259,270
Patents and licenses		452,384	448,250	437,434
Right-of-use assets
Total Assets		562,061	2,677,933	7,082,481
Selling, marketing and administration		5,126,260	5,169,619	4,837,859
Research and development		107,161	1,715,154	1,719,734
Impairment of long lived assets
Interest expense
Amortization of debt issuance costs
Other income including interest income
Income taxes		(292,740)
Net loss from continuing operations, net of taxes		(4,940,681)	(6,884,773)	(6,557,593)
Income from discontinued operations, net of taxes
Net income (loss)		(4,940,681)	(6,884,773)	(6,557,593)
Goodwill and intangible assets			1,764,459	1,764,459
CANADA
Statement Line Items [Line Items]
Current assets		20,150,022	2,302,851	139,096
Property and equipment
Patents and licenses
Right-of-use assets
Total Assets		20,150,022	2,302,851	139,096
Selling, marketing and administration		1,353,711	1,004,256	1,049,850
Research and development		1,757,754	547,322	319,687
Impairment of long lived assets		1,764,459
Interest expense		815,206
Amortization of debt issuance costs		372,340
Other income including interest income		(10,540)	(14,234)	(18,279)
Income taxes
Net loss from continuing operations, net of taxes		(4,288,471)	(1,537,344)	(1,351,258)
Income from discontinued operations, net of taxes
Net income (loss)		$ (4,288,471)	(1,537,344)	(1,351,258)
Goodwill and intangible assets

[1]	Deferred tax recovery and income tax recovery recognized for 2018 and 2017 are included Income (loss) from discontinued operations, net of taxes on the consolidated statements of operations and deficit.